ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

AS AT DEC. 31 (MILLIONS)	2025	2024
Accounts payable	$16,252	$13,202
Lease liabilities	9,201	9,801
Provisions	3,630	3,845
Other liabilities[1]	27,374	28,654
Total	$56,457	$55,502
1.Includes derivative liabilities, accrued liabilities, deferred revenues and insurance contract liabilities.
The current and non-current balances of accounts payable and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2025	2024
Current	$32,288	$30,125
Non-current	24,169	25,377
Total	$56,457	$55,502